Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

	As of December 31, 2012	As of December 31, 2011
Deferred tax assets:
Net operating tax carry forwards	$1,762,202	$-0-
Tax rate	34%	34%
Gross deferred tax assets	599,149	-0-
Valuation allowance	(599,149)	-0-

Net deferred tax assets	$-0-	$-0-

Schedule Of Operating Loss Carryforward	As of December 31, 2012, the Company has net operating loss carryforwards of approximately $1,762,202. Net operating loss carryforwards expires follows:
Year	Amount
December 31, 2032	$1,762,202